Divestitures (Details 3) - USD ($)	Sep. 25, 2015	Sep. 26, 2014
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable, net	$ 1	$ 26
Disposal Group, Including Discontinued Operation, Inventory	0	0
Prepaid expenses and other current assets	1	107
Disposal Group, Including Discontinued Operation, Deferred Tax Assets	1	3
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	0	0
Disposal Group, Including Discontinued Operation, Goodwill	1	3
Disposal Group, Including Discontinued Operation, Intangible Assets	8	25
Other assets	0	3
Total assets	0	0
Accounts payable	1	48
Accrued and other current liabilities	1	62
Disposal Group, Including Discontinued Operation, Deferred Revenue	0	2
Other liabilities	3	6
Total liabilities	$ 0	$ 0